Unrecognized Tax Benefits Reconciliation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Beginning Balance	$ 5	$ 5
Reductions due to expiration of certain statutes of limitation
Other increases (decreases)
Ending Balance	$ 5	$ 5